UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05642

Nuveen Multi-Market Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       June 30

Date of reporting period:  March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JMM

Nuveen Multi-Market Income Fund
Portfolio of Investments	March 31, 2017 (Unaudited)

Shares	Description (1)	Coupon		Ratings (2)	Value

	LONG-TERM INVESTMENTS – 138.8% (98.4% of Total Investments)

	CONVERTIBLE PREFERRED SECURITIES – 0.3% (0.2% of Total Investments)

	Banks – 0.3%

200	Bank of America Corporation, (3)	7.250%		BB+	$239,012
	Total Convertible Preferred Securities (cost $159,350)				239,012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 31.4% (22.3% of Total Investments)

	Aerospace & Defense – 0.8%

$300	Bombardier Inc., 144A	8.750%	12/01/21	B	$328,500
300	Triumph Group Inc.	4.875%	4/01/21	B1	289,500
600	Total Aerospace & Defense				618,000

	Auto Components – 0.3%

250	American & Axle Manufacturing Inc., 144A	6.250%	4/01/25	BB–	250,312

	Automobiles – 0.2%

100	Ford Motor Company	7.450%	7/16/31	BBB	126,116

	Banks – 0.7%

500	Citigroup Inc.	4.500%	1/14/22	A	535,027

	Capital Markets – 0.7%

500	Goldman Sachs Group, Inc.	5.750%	1/24/22	A	563,060

	Chemicals – 2.0%

200	CF Industries Inc.	3.450%	6/01/23	BB+	189,000
100	CVR Partners LP / CVR Nitrogen Finance Corp., 144A	9.250%	6/15/23	B+	102,625
100	Hexion Inc.	6.625%	4/15/20	CCC+	91,750
200	Huntsman International LLC	4.875%	11/15/20	B1	208,500
200	Kissner Group Holdings LP, 144A	8.375%	12/01/22	B	206,000
150	Kraton Polymers LLC/CAP, 144A	10.500%	4/15/23	B–	172,125
375	NOVA Chemicals Corporation, 144A	5.000%	5/01/25	BBB–	381,562
200	Platform Specialty Products Corporation, 144A	6.500%	2/01/22	B+	207,500
1,525	Total Chemicals				1,559,062

	Commercial Services & Supplies – 0.5%

150	APX Group, Inc.	8.750%	12/01/20	CCC+	155,250
240	International Lease Finance Corporation	6.250%	5/15/19	BBB–	258,576
390	Total Commercial Services & Supplies				413,826

	Construction Materials – 0.4%

250	Norbord Inc., 144A	6.250%	4/15/23	Ba1	262,500

	Consumer Finance – 0.2%

150	Constellis Holdings LLC / Constellis Finance Corporation, 144A	9.750%	5/15/20	B	160,500

	Containers & Packaging – 0.6%

250	Cascades Inc., 144A	5.500%	7/15/22	BB–	249,375
200	Coveris Holdings SA, 144A	7.875%	11/01/19	B–	197,000
450	Total Containers & Packaging				446,375

NUVEEN	1

JMM	Nuveen Multi-Market Income Fund
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Consumer Services – 0.4%

$250	Prime Security Services Borrower LLC / Prime Finance, Inc., 144A	9.250%	5/15/23	B–	$274,062

	Diversified Financial Services – 0.6%

200	James Hardie International Finance Limited, 144A	5.875%	2/15/23	BBB–	206,500
225	Nationstar Mortgage LLC Capital Corporation	7.875%	10/01/20	B+	233,297
425	Total Diversified Financial Services				439,797

	Diversified Telecommunication Services – 4.0%

300	AT&T, Inc.	3.800%	3/15/22	A–	310,275
250	CenturyLink Inc.	6.750%	12/01/23	BB+	260,625
300	CenturyLink Inc.	7.650%	3/15/42	BB+	263,625
250	Frontier Communications Corporation	8.500%	4/15/20	BB–	263,750
350	GCI Inc.	6.875%	4/15/25	BB–	366,625
100	IntelSat Jackson Holdings	7.500%	4/01/21	Caa2	90,125
200	Level 3 Financing Inc., 144A	5.250%	3/15/26	BB	201,250
350	Neptune Finco Corporation, 144A	10.125%	1/15/23	B+	406,000
500	Qwest Corporation	6.750%	12/01/21	BBB–	548,069
390	SBA Tower Trust, 144A	3.598%	4/15/43	BBB	390,091
2,990	Total Diversified Telecommunication Services				3,100,435

	Electric Utilities – 0.5%

300	Intergen NV, 144A	7.000%	6/30/23	B1	268,500
100	Talen Energy Supply LLC	6.500%	6/01/25	BB–	84,750
400	Total Electric Utilities				353,250

	Electrical Equipment – 0.3%

245	Park Aerospace Holdings Limited, 144A	5.500%	2/15/24	BB	254,800

	Electronic Equipment, Instruments & Components – 0.3%

250	Ingram Micro Inc.	5.450%	12/15/24	BBB–	245,972

	Energy Equipment & Services – 0.4%

150	Ensco PLC	4.500%	10/01/24	BB	126,375
200	Noble Holding International Limited	7.750%	1/15/24	BB–	192,000
350	Total Energy Equipment & Services				318,375

	Equity Real Estate Investment Trusts – 1.1%

300	CommomWealth REIT	5.875%	9/15/20	BBB–	321,996
200	Realogy Group LLC / Realogy Co-Issuer Corporation, 144A	5.250%	12/01/21	B+	208,000
320	Vereit Operating Partner	3.000%	2/06/19	BBB–	321,024
820	Total Equity Real Estate Investment Trusts				851,020

	Food & Staples Retailing – 0.3%

250	Pomegranate Merger Sub, Inc., 144A	9.750%	5/01/23	B	201,875

	Food Products – 0.5%

200	Fage International SA/ FAGE USA Dairy Industry, Inc., 144A	5.625%	8/15/26	BB–	200,500
200	Pilgrim’s Pride Corporation, 144A	5.750%	3/15/25	BB	201,500
400	Total Food Products				402,000

	Gas Utilities – 0.9%

250	AmeriGas Partners LP/AmeriGas Finance Corporation	5.500%	5/20/25	BB	248,125
300	Ferrellgas LP	6.750%	1/15/22	B	283,500
150	Suburban Propane Partners LP	5.750%	3/01/25	BB–	147,750
700	Total Gas Utilities				679,375

	Health Care Providers & Services – 1.2%

225	Community Health Systems, Inc.	6.875%	2/01/22	CCC+	192,656

2	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Health Care Providers & Services (continued)

$175	HCA Inc.	5.250%	6/15/26	BBB–	$183,330
300	Iasis Healthcare Capital Corporation	8.375%	5/15/19	CCC+	287,250
275	Kindred Healthcare Inc.	6.375%	4/15/22	B–	256,438
975	Total Health Care Providers & Services				919,674

	Hotels, Restaurants & Leisure – 0.5%
200	Grupo Posadas SAB de CV, 144A	7.875%	6/30/22	B+	206,000
200	Wynn Macau Limited, 144A	5.250%	10/15/21	B1	204,000
400	Total Hotels, Restaurants & Leisure				410,000

	Household Durables – 1.7%

250	Brookfield Residential Properties Inc., 144A	6.500%	12/15/20	B+	258,437
250	KB Home	7.000%	12/15/21	B+	276,172
250	PulteGroup Inc.	4.250%	3/01/21	BB+	256,875
250	Rialto Holdings LLC-Rialto Corporation, 144A	7.000%	12/01/18	B1	254,687
250	William Lyon Homes Incorporated, 144A	5.875%	1/31/25	B–	252,500
1,250	Total Household Durables				1,298,671

	Insurance – 0.2%

130	Genworth Holdings Inc.	4.800%	2/15/24	Ba3	106,925

	Internet Software & Services – 0.6%

250	Donnelley Financial Solutions, Inc., 144A	8.250%	10/15/24	B	258,125
200	Inception Merger Sub Inc. / Rackspace Hosting Inc., 144A	8.625%	11/15/24	BB–	210,740
450	Total Internet Software & Services				468,865

	IT Services – 0.4%

300	Zayo Group LLC / Zayo Capital Inc., 144A	5.750%	1/15/27	B	316,440

	Media – 1.1%

300	Charter Communications Operating LLC/ Charter Communications Operating Capital Corporation	4.908%	7/23/25	BBB–	316,778
300	Numericable Group SA, 144A	7.375%	5/01/26	B+	309,000
200	Quebecor Media Inc.	5.750%	1/15/23	B+	208,500
800	Total Media				834,278

	Metals & Mining – 2.4%

120	Alcoa Inc.	5.400%	4/15/21	BBB–	127,596
250	Alcoa Nederland Holding BV, 144A	6.750%	9/30/24	BB–	268,125
175	Allegheny Technologies Inc.	5.950%	1/15/21	B	172,375
300	Eldorado Gold Corporation, 144A	6.125%	12/15/20	BB–	307,500
200	Hudbay Minerals, Inc., 144A	7.625%	1/15/25	B	217,000
250	IAMGOLD Corporation, 144A	7.000%	4/15/25	B+	247,500
200	Lundin Mining Corporation, 144A	7.500%	11/01/20	BB–	211,500
300	Vale Overseas Limited	4.375%	1/11/22	BBB	304,980
1,795	Total Metals & Mining				1,856,576

	Multiline Retail – 0.2%

150	J.C. Penney Company Inc.	8.125%	10/01/19	B+	162,000

	Oil, Gas & Consumable Fuels – 3.0%

120	Calumet Specialty Products	7.625%	1/15/22	CCC+	101,100
250	Crestwood Midstream Partners LP, 144A	5.750%	4/01/25	BB–	255,312
200	Energy Transfer Equity LP	5.500%	6/01/27	BB+	209,000
200	Genesis Energy LP	5.625%	6/15/24	B+	195,500
250	NGL Energy Partners LP/Fin Co, 144A	7.500%	11/01/23	BB–	258,125
285	PBF Holding Company LLC	7.000%	11/15/23	BBB–	285,712
220	Rose Rock Midstream LP / Rose Rock Finance Corporation	5.625%	7/15/22	B+	217,389
300	Sunoco LP / Sunoco Finance Corp.	6.250%	4/15/21	BB–	306,750

NUVEEN	3

JMM	Nuveen Multi-Market Income Fund
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Oil, Gas & Consumable Fuels (continued)

$500	Transocean Inc.	5.550%	10/15/22	B+	$470,313
2,325	Total Oil, Gas & Consumable Fuels				2,299,201

	Paper & Forest Products – 0.7%

250	Domtar Corporation	4.400%	4/01/22	BBB–	261,454
300	Resolute Forest Products	5.875%	5/15/23	B+	274,875
550	Total Paper & Forest Products				536,329

	Real Estate Management & Development – 0.7%

250	Kennedy-Wilson Holdings Incorporated	5.875%	4/01/24	BB–	256,250
300	Mattamy Group Corporation, 144A	6.875%	12/15/23	BB	311,250
550	Total Real Estate Management & Development				567,500

	Road & Rail – 0.8%

200	Avis Budget Car Rental, 144A	6.375%	4/01/24	BB–	200,250
180	Herc Rentals, Inc., 144A	7.500%	6/01/22	B+	191,250
250	Watco Companies LLC Finance, 144A	6.375%	4/01/23	B–	253,750
630	Total Road & Rail				645,250

	Semiconductors & Semiconductor Equipment – 0.3%

250	Micron Technology, Inc.	5.250%	8/01/23	BB	256,250

	Specialty Retail – 0.2%

155	L Brands, Inc.	6.875%	11/01/35	BB+	149,575

	Technology Hardware, Storage & Peripherals – 0.2%

175	NCR Corporation	4.625%	2/15/21	BB	178,957

	Textiles, Apparel & Luxury Goods – 0.3%

225	Levi Strauss & Company	5.000%	5/01/25	BB+	230,670

	Tobacco – 0.3%

250	Vector Group Limited, 144A	6.125%	2/01/25	BB–	255,313

	Wireless Telecommunication Services – 0.9%

200	Digicel Limited, 144A	6.000%	4/15/21	B1	181,750
250	Hughes Satellite Systems Corporation, 144A	6.625%	8/01/26	BB–	255,625
200	Sprint Corporation	7.250%	9/15/21	B+	215,940
650	Total Wireless Telecommunication Services				653,315
$23,805	Total Corporate Bonds (cost $23,861,473)				24,201,528

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 0.7% (0.5% of Total Investments)

	Banks – 0.4%

$100	Lloyds Banking Group PLC, (3)	7.500%	N/A (4)	BB+	$105,760
200	Societe Generale, 144A, (3)	7.375%	N/A (4)	BB+	203,120
	Total Banks				308,880

	Commercial Services & Supplies – 0.3%

200	AerCap Global Aviation Trust, 144A	6.500%	6/15/45	BB	208,750
	Total $1,000 Par (or similar) Institutional Preferred (cost $508,579)				517,630

4	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 105.5% (74.8% of Total Investments)

$1,163	321 Henderson Receivables LLC, Series 2012-1A, 144A	7.140%	2/15/67	A3	$1,266,828
500	321 Henderson Receivables LLC, Series 2016-1A, 144A	5.190%	6/17/69	Baa2	490,886
500	321 Henderson Receivables LLC, Series 2017-1A, 144A	3.990%	8/16/60	Aaa	499,614
354	321 Henderson Receivables LLC., Series 2010-1A, 144a	9.310%	7/15/61	Aa2	416,902
475	321 Henderson Receivables Trust Series 2012-2A, 144A	6.770%	10/17/61	Baa1	505,240
328	ACE Securities Corporation, Manufactured Housing Trust Series 2003-MH1, 144A	6.500%	8/15/30	AA	367,258
750	American Homes 4 Rent, Series 2015-SFR2, 144A	5.036%	10/17/45	Baa2	788,687
1,725	American Homes 4 Rent, Series 2015-SFR2, 144A	0.000%	10/17/45	N/R	17
405	AmeriCold LLC Trust, Series 2010, 144A	6.811%	1/14/29	A+	452,116
500	Bank of America Commercial Mortgage Inc. , Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7	3.167%	9/15/48	BBB–	382,272
85	Bank of America Funding Trust, Mortgage Pass-Through Certificates, Series 2007-4	5.500%	6/25/37	C	13,706
85	Bank of America Funding Trust, Series 2003-3	4.750%	10/25/18	AA+	85,517
348	Bank of America Mortgage Securities Inc. , Mortgage Pass-Through Certificates Series 2004-1	6.500%	9/25/33	BB	340,021
121	Barclays BCAP LLC Trust, Resecuritized Series 2009-RR14, 144A	6.000%	5/26/37	A	122,823
500	Barclays Commercial Mortgage, Mortgage Pass-Through Certificates, Series 2015-STP, 144A	4.284%	9/10/28	BBB–	501,512
88	Bayview Financial Acquisition Trust 2003-AA, 144A	6.072%	2/25/33	A+	88,136
107	Bayview Financial Acquisition Trust Series 2006C	5.852%	11/28/36	CCC	104,835
120	Bayview Financial Acquisition Trust, Series 2006-C	5.638%	11/28/36	Ba1	119,267
185	Bayview Financial Acquisition Trust, Series 2006-D	5.932%	12/28/36	A2	183,125
106	Bayview Financial Acquisition Trust, Series 2007-A	6.205%	5/28/37	AA+	108,836
598	Bayview Financial Mortgage Pass-Through Trust, Mortgage Pass-Through Certificate Series 2005-D	5.500%	12/28/35	BB+	599,913
10	Bayview Financial Mortgage Pass-Through Trust, Mortgage Pass-Through Certificate Series 2006-A	5.704%	2/28/41	AAA	10,301
192	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-3	5.160%	3/25/33	BBB–	195,306
500	Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2006-CD3	5.688%	10/15/48	B–	268,993
275	Commercial Mortgage Pass-Through Certificates 2015-CR22	4.126%	3/10/48	A–	263,042
511	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26	4.494%	10/10/48	A–	489,056
356	Conns Receivables Funding Trust II, Series 2016-B, 144A	3.730%	10/15/18	BBB	357,489
217	CountryWide Alternative Loan Trust 2005-86CB A10	5.500%	2/25/36	Caa3	186,653
182	Countrywide Alternative Loan Trust, Mortgage Pass Through Certificates, Series 2003-J3	5.250%	11/25/33	A+	180,537
202	Countrywide Alternative Loan Trust, Mortgage Pass Through Certificates, Series 2004-J2	6.500%	3/25/34	AA	209,212
386	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2004-J1	6.000%	2/25/34	A+	393,257
199	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2005-47CB	5.500%	10/25/35	Caa3	168,293
723	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2007-6 A4	5.750%	4/25/47	Ca	613,744
375	Countrywide Asset-Backed Certificates Trust, Series 2004-13	4.860%	5/25/35	Baa2	381,749
329	Credit Suisse Commercial Mortgage Trust 2009-3R, 144A	6.000%	1/27/37	AAA	331,831
321	Credit Suisse Commercial Mortgage Trust, 2006-9	6.000%	11/25/36	Caa2	310,550
253	Credit Suisse CSMC Mortgage-Backed Trust, Pass-Through Certificates, Series 2006-7	6.000%	8/25/36	Caa3	208,537
558	Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2003-8	6.169%	4/25/33	BBB–	552,077
469	Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2005-11 6A7	6.000%	12/25/35	D	81,438
256	Credit Suisse First Boston Mortgage Securities, Home Equity Mortgage Pass- Through Certificates, Series 2004-6	5.821%	4/25/35	B1	258,882
854	Credit-Based Asset Servicing and Securitization Pool 2007-SP1, 144A	6.020%	12/25/37	A+	883,432
1	Fannie Mae Mortgage Pool, (5)	7.000%	7/01/17	Aaa	968
13	Fannie Mae Mortgage Pool, (5)	5.000%	11/01/18	Aaa	13,605
40	Fannie Mae Mortgage Pool, (5)	5.000%	2/01/21	Aaa	41,794
1,086	Fannie Mae Mortgage Pool, (5)	3.500%	12/01/26	Aaa	1,130,785
1,023	Fannie Mae Mortgage Pool, (5)	3.500%	1/01/27	Aaa	1,065,453

NUVEEN	5

JMM	Nuveen Multi-Market Income Fund
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$45	Fannie Mae Mortgage Pool, (5)	6.000%	5/01/29	Aaa	$51,720
24	Fannie Mae Mortgage Pool, (5)	7.000%	9/01/31	Aaa	26,319
29	Fannie Mae Mortgage Pool, (5)	5.500%	6/01/33	Aaa	32,435
94	Fannie Mae Mortgage Pool, (5)	6.000%	1/01/34	Aaa	105,713
125	Fannie Mae Mortgage Pool, (5)	5.500%	2/01/34	Aaa	139,231
103	Fannie Mae Mortgage Pool, (5)	6.000%	3/01/34	Aaa	112,473
94	Fannie Mae Mortgage Pool, (5)	6.000%	1/01/35	Aaa	107,197
61	Fannie Mae Mortgage Pool, (5)	5.000%	7/01/35	Aaa	66,994
27	Fannie Mae Mortgage Pool, (5)	5.500%	3/01/36	Aaa	29,929
81	Fannie Mae Mortgage Pool, (5)	6.000%	6/01/36	Aaa	92,118
98	Fannie Mae Mortgage Pool, (5)	5.500%	4/01/37	Aaa	109,044
90	Fannie Mae Mortgage Pool, (5)	5.000%	6/01/37	Aaa	98,455
98	Fannie Mae Mortgage Pool, (5)	5.500%	6/01/38	Aaa	108,988
1,724	Fannie Mae Mortgage Pool, (5)	3.500%	2/01/44	Aaa	1,769,652
2,393	Fannie Mae Mortgage Pool, (5)	3.500%	5/01/46	Aaa	2,449,709
115	Fannie Mae REMIC Pass-Through Certificates	6.134%	2/25/42	Aaa	130,337
575	Fannie Mae REMIC Pass-Through Certificates	3.907%	12/25/42	AAA	202,921
559	Fannie Mae REMIC Pass-Through Certificates	5.306%	7/25/44	Aaa	67,027
2,975	Fannie Mae TBA Mortgage Pool, (MDR), (WI/DD)	4.500%	TBD	Aaa	3,190,106
4,605	Fannie Mae TBA Mortgage Pool, (MDR), (WI/DD)	4.000%	TBD	Aaa	4,830,213
2,000	Fannie Mae TBA Mortgage Pool, (MDR), (WI/DD)	3.500%	TBD	Aaa	2,045,938
2,500	Fannie Mae TBA Mortgage Pool, (MDR), (WI/DD)	3.000%	TBD	Aaa	2,479,297
3,535	Federal Home Loan Mortgage Corporation, Mortgage Pool, (5)	3.000%	4/01/43	Aaa	3,523,896
500	Focus Brands Funding LLC, Asset Backed Security, 144A, (WI/DD)	3.857%	4/30/47	BBB	500,000
2,339	Freddie Mac Gold Mortgage Pool, (5)	3.000%	1/01/29	Aaa	2,400,228
3,041	Freddie Mac Gold Mortgage Pool, (5)	3.000%	6/01/46	Aaa	3,014,819
31	Freddie Mac Mortgage Pool, Various, (5)	6.500%	11/01/28	Aaa	35,530
1,526	Freddie Mac Mortgage Pool, (5)	3.500%	1/01/44	Aaa	1,567,703
1,473	Freddie Mac Mortgage Pool, (5)	3.500%	2/01/44	Aaa	1,513,736
199	Freddie Mac Mortgage Trust 2013-KF02, 144A	3.779%	12/25/45	Baa3	200,075
750	Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2013-K712, 144A	3.365%	5/25/45	A	751,017
750	Freddie Mac Mortgage Trust, Multifamily Mortgage-Pass Through Certificates, Series 2012-K709, 144A	3.742%	4/25/45	BBB	761,524
250	Freddie Mac MultiFamily Mortgage Trust, Structured Pass Through Certificates, Series 2015-K714, 144A	3.849%	1/25/47	Baa3	252,928
500	Freddie Mac MultiFamily Mortgage Trust, Structured Pass Through Certificates, Series 2017-K724, 144A	3.504%	11/25/23	BBB–	441,042
500	GMAT Trust Mortgage Pool 2013-1A, 144A	5.000%	11/25/43	N/R	472,682
1,000	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass -Through Certificates, Series 2014-GSFL, 144A	3.162%	7/15/31	A	992,755
112	Goldman Sachs Mortgage Securities Corporation, GSMPS Mortgage Pass Through Certificates, Series 2001-2, 144A	7.500%	6/19/32	CCC	116,705
726	Goldman Sachs Mortgage Securities Corporation, GSMPS Mortgage Pass Through Certificates, Series 2003-3, 144A	7.000%	6/25/43	BBB	763,518
999	Goldman Sachs Mortgage Securities Corporation, GSMPS Mortgage Pass Through Certificates, Series 2006-RP2 B1	5.997%	4/25/36	C	66,036
80	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2003-10 1A1	2.931%	10/25/33	A	79,728
579	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-RP1, 144A	8.500%	1/25/35	B2	661,090
412	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-RP2 1A2, 144A	7.500%	3/25/35	B1	445,133
396	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-RP3 1A2, 144A	7.500%	9/25/35	B3	427,113
500	Goldman Sachs Mortgage Securities Trust, Mortgage Pass Through Certificates, Series 2015-GC32	3.345%	7/10/48	BBB–	384,911
284	Government National Mortgage Association Pool, (5)	5.500%	8/15/33	Aaa	328,218
193	Government National Mortgage Association Pool, (5)	6.000%	7/15/34	Aaa	220,597
1,210	Green Tree Agency Advance Funding Trust, Manufactured Housing Contract Pass Through Certificates, Series 2015-T2, 144A	4.669%	10/15/48	BBB	1,205,462
315	Impac Secured Assets Corporation, Mortgage Pass-Through Certificates, Series 2000-3	8.000%	10/25/30	CCC	293,640

6	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$86	IndyMac MBS Inc., Residential Asset Securitization Trust, Mortgage Pass Through Certificates, Series 2004-A2	4.000%	5/25/34	AA+	$86,614
365	JP Morgan Alternative Loan Trust 2006-S1, Mortgage Pass-Through Certificates	6.500%	3/25/36	D	317,084
750	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2011-C4 C, 144A	5.397%	7/15/46	A	805,079
88	Lehman ABS Manufactured Houing Contract Asset Backed Certificates, Series 2001B	4.350%	4/15/40	AA	89,509
19	Lehman Mortgage Trust, Mortgage Pass Through Certificates, Series 2008-6	5.377%	7/25/47	A+	19,094
428	Master RePerforming Loan Trust 2005-1, 144A	7.500%	8/25/34	B3	429,757
191	Master Resecuritization Trust 2009-1, 144A	6.000%	10/25/36	AA	194,887
392	Merrill Lynch Alternative Note Asset, 2007-F1 2A7	6.000%	3/25/37	Caa3	294,382
1,296	Mid-State Capital Corporation Trust Notes, Series 2004-1 A	6.005%	8/15/37	AA+	1,401,350
1,049	Mid-State Capital Corporation Trust Notes, Series 2005-1	5.745%	1/15/40	AA	1,121,771
89	Mid-State Trust 2004-A	8.900%	8/15/37	BBB	97,250
220	Mid-State Trust 2010-1, 144A	7.000%	12/15/45	A	242,618
898	Mid-State Trust 2010-1, 144A	5.250%	12/15/45	AA	947,636
317	Mid-State Trust XI	5.598%	7/15/38	A+	336,476
500	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, 144A	4.757%	6/15/47	BBB–	438,039
500	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, 144A	4.242%	4/15/48	BBB–	412,119
500	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25	3.068%	10/15/48	BBB–	370,951
500	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C28	4.595%	1/15/49	A3	503,294
250	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C1 C, 144A	5.433%	9/15/47	AA+	271,124
129	Morgan Stanley Mortgage Loan Trust, Pass Through Certificates, 2006-2	5.750%	2/25/36	Caa2	122,038
500	Morgan Stanley Re REMIC Trust Series 2009-GG10, 144A	5.949%	8/12/45	A	500,164
358	Mortgage Asset Securitization Transaction Inc., Alternative Loan Trust Mortgage Pass-Through Certificates Series 2004-1	7.000%	1/25/34	BBB–	366,463
475	Mortgage Asset Securitization Transaction Inc., Alternative Loan Trust Mortgage Pass-Through Certificates, 2004-5 6A1	7.000%	6/25/34	A+	497,389
414	Mortgage Asset Securitization Transactions Inc., Mortgage Pass Through Certificates, Series 2003-11	5.250%	12/25/33	A	417,939
500	New Residential Advance Receivable Trust , Series 2016-T1, 144A	4.377%	6/15/49	BBB	495,887
500	New Residential Advance Receivable Trust, Series 2017-T1, 144A	4.002%	2/15/51	BBB	496,735
553	New Residential Mortgage Loan Trust, Mortgage Pass Through Certificates, Series 2014-1A, 144A	6.043%	1/25/54	BB	551,421
36	Oakwood Mortgage Investors Inc., Series 1999-A	6.090%	4/15/29	Aa1	36,442
500	OMART Receivables Trust, Series 2015-T3, 144A	4.687%	11/15/47	BBB	501,551
500	OMART Receivables Trust, Series 2016-T2, 144A	4.560%	8/16/49	BBB	497,860
286	Origen Manufactured Housing Contract Trust Collateralized Notes Series 2005B	5.990%	1/15/37	A+	292,891
500	Pretium Mortgage Credit, Series 2017-NPL1-A2	5.500%	4/29/32	N/R	487,721
329	Renaissance Home Equity Loan Trust Asset Backed Certificates, Series 2005-4 A6	5.749%	2/25/36	Caa1	312,192
704	Residential Asset Securities Corporation , Home Equity Mortgage Asset Backed Pass Through Certificates, Series 2004-KS1	5.721%	2/25/34	BB+	722,336
100	Residential Funding Mortgage Securities II, Inc., Home Loan Backed Notes Trust 2003-HI4	6.030%	2/25/29	A+	103,246
277	Residential Funding Mortgage Trust I, 2007-S9	6.000%	10/25/37	D	226,981
241	Salomon Brothers Commercial Mortgage Trust Pass-Through VII Certificates, Series 2003-1 A2, 144A	6.000%	9/25/33	BB	237,742
765	Springleaf Mortgage Loan Trust 2013-2A, 144A	4.480%	12/25/65	A+	763,994
703	Springleaf Mortgage Loan Trust 2013-2A, 144A	3.520%	12/25/65	AA	702,466
801	Springleaf Mortgage Loan Trust, Series 2013-3A, 144A	5.000%	9/25/57	BBB	801,274
500	SPS Servicer Advance Receivables Trust, Series 2015-T3, 144A	4.430%	7/15/47	BBB	500,394
258	Structured Asset Securities Corporation, Mortgage Pass-Through Certificates, Series 2003-29	5.250%	9/25/33	A	261,966
500	V Mortgage LLC, Pass Through Certificate , Series 2014-NPL1, 144A	4.750%	4/27/54	N/R	492,053
496	Vericrest Opportunity Loan Transferee, Series 2014-NPL7, 144A	4.750%	8/27/57	N/R	495,291
498	Vericrest Opportunity Loan Transferee, Series 2015-NLP4, 144A	4.250%	2/25/55	N/R	488,300
500	Vericrest Opportunity Loan Transferee, Series 2015-NP13, 144A	4.875%	10/25/45	N/R	484,442

NUVEEN	7

JMM	Nuveen Multi-Market Income Fund
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$500	Vericrest Opportunity Loan Transferee, Series 2015-NP14, 144A	4.875%	11/27/45	N/R	$492,229
500	Vericrest Opportunity Loan Transferee, Series 2017-NPL1, 144A	6.000%	2/25/47	N/R	495,286
500	Verus Securitization Trust, Series 2017-1A, 144A	5.273%	1/25/47	BBB	499,952
149	Walter Investment Management Company Capital Trust, Series 2012-AA, 144A	4.549%	10/16/50	A	149,008
43	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2003-MS1	5.250%	2/25/18	N/R	43,074
486	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2003-MS4	5.500%	2/25/33	AA+	488,690
335	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2003-S6	4.500%	7/25/18	A	335,450
367	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2003-S8	5.000%	9/25/18	AA	368,501
39	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2004-RA3	6.311%	8/25/38	AA	41,217
500	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C30, 144A	4.496%	9/15/58	BBB–	421,038
500	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage-Pass Through Certificates, Series 2015-C26, 144A	3.586%	2/15/48	BBB–	364,782
750	Wells Fargo-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C3, 144A	5.335%	3/15/44	A1	802,619
750	Wells Fargo-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2013-C15, 144A	4.480%	8/15/46	BBB–	661,709
250	WF-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C2, 144A	5.392%	2/15/44	Aa2	266,510
$85,019	Total Asset-Backed and Mortgage-Backed Securities (cost $81,602,285)				81,366,674

Shares	Description (1), (6)				Value

	INVESTMENTS COMPANIES – 0.7% (0.5% of Total Investments)

32,000	Blackrock Credit Allocation Income Trust IV				$421,120
7,036	Pioneer Floating Rate Trust				85,980
	Total Investment Companies (cost $485,277)				507,100

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SOVEREIGN DEBT – 0.2% (0.1% of Total Investments)

	Uruguay – 0.2%

$123	Republic of Uruguay	8.000%	11/18/22	BBB	$149,160
$123	Total Sovereign Debt (cost $124,210)				149,160
	Total Long-Term Investments (cost $106,741,174)				106,981,104

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 2.2% (1.6% of Total Investments)

	REPURCHASE AGREEMENTS – 2.2%

$1,693	Repurchase Agreement with State Street Bank, dated 3/31/17, repurchase price $1,692,924, collateralized by $1,330,000 U.S. Treasury Bonds, 8.000%, due 11/15/21, value $1,727,056	0.050%	4/03/17		$1,692,917
	Total Short-Term Investments (cost $1,692,917)				1,692,917
	Total Investments (cost $108,434,091) – 141.0%				108,674,021
	Reverse Repurchase Agreements – (24.8)%				(19,106,000)
	Other Assets Less Liabilities – (16.2)%, (7)				(12,503,500)
	Net Assets – 100%				$77,064,521

8	NUVEEN

Investments in Derivatives as of March 31, 2017

Futures Contracts

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Note	Short	(1)	6/17	$(216,453)	$(78)	$76
U.S. Treasury 5-Year Note	Short	(45)	6/17	(5,297,695)	(7,383)	743
U.S. Treasury 10-Year Note	Short	(33)	6/17	(4,110,563)	(7,219)	(370)
U.S. Treasury Ultra Bond	Long	2	6/17	321,250	625	548
				$(9,303,461)	$(14,055)	$997

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Convertible Preferred Securities	$239,012	$—	$—	$239,012
Corporate Bonds	—	24,201,528	—	24,201,528
$1,000 Par (or similar) Institutional Preferred	—	517,630	—	517,630
Asset-Backed and Mortgage-Backed Securities	—	81,366,674	—	81,366,674
Investment Companies	507,100		—	507,100
Sovereign Debt	—	149,160	—	149,160

Short-Term Investments:
Repurchase Agreements	—	1,692,917	—	1,692,917

Investments in Derivatives
Futures Contracts*	997	—	—	997
Total	$747,109	$107,927,909	$—	$108,675,018
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

NUVEEN	9

JMM	Nuveen Multi-Market Income Fund
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

As of March 31, 2017, the cost of investments (excluding investments in derivatives) was $108,666,057.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2017, were as follows:

Gross unrealized:
Appreciation	$2,327,210
Depreciation	(2,319,246)
Net unrealized appreciation (depreciation) of investments	$7,964

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was $547,892, representing 0.7% and 0.5% of Net Assets and Total Investments, respectively.

(4)	Perpetual security. Maturity date is not applicable.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements.

(6)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable.

MDR	Denotes investment is subject to dollar roll transactions.

REIT	Real Estate Investment Trust

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

10	NUVEEN

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Multi-Market Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: May 30, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2017